Form N-1A Supplement	Sep. 24, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

T-REX 2X LONG BRR DAILY TARGET ETF
T-REX 2X LONG LMND DAILY TARGET ETF
T-REX 2X LONG OSCR DAILY TARGET ETF (OSCU)
T-REX 2X LONG OUST DAILY TARGET ETF
T-REX 2X LONG SPOT DAILY TARGET ETF (SPOU)
T-REX 2X LONG SYM DAILY TARGET ETF
T-REX 2X LONG RDW DAILY TARGET ETF
T-REX 2X LONG UNH DAILY TARGET ETF
T-REX 2X LONG VOYG DAILY TARGET ETF
T-REX 2X LONG ETOR DAILY TARGET ETF (ETOU)
T-REX 2X LONG CHYM DAILY TARGET ETF
T-REX 2X LONG BMNR DAILY TARGET ETF (BMNU)
T-REX 2X LONG APLD DAILY TARGET ETF
T-REX 2X INVERSE CRWV DAILY TARGET ETF (CORD)
T-REX 2X INVERSE CRCL DAILY TARGET ETF (CRCD)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated September 24, 2025
as supplemented from time to time